Pension and Other Postretirement Benefit Plans (Change in Benefit Obligation) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	$ 355	$ 355	$ 356
Service cost		4	6	$ 7
Interest cost		8	16	15
Plan participants' contributions		0	0
Actuarial loss (gain)		9	14
Benefits paid		(24)	(28)
Plan amendments	(156)		(15)
Transfer of liabilities		0	0
Other adjustments		0	7
Special termination benefit		0	0
Settlements / curtailment (gain)		0	0
Foreign currency exchange rates		(5)	(1)
Reclassification of obligation to held for sale		0	0
Benefit obligation, end of year		191	355	356
United States Pension Benefits | Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	3,141	3,141	3,033
Service cost		3	2	2
Interest cost		94	123	118
Plan participants' contributions		0	0
Actuarial loss (gain)		282	279
Benefits paid		(186)	(263)
Plan amendments		0	0
Transfer of liabilities		0	0
Other adjustments		0	0
Special termination benefit		0	0
Settlements / curtailment (gain)		(97)	(33)
Foreign currency exchange rates		0	0
Reclassification of obligation to held for sale		0	0
Benefit obligation, end of year		3,237	3,141	3,033
Accumulated benefit obligation, end of year		3,222	3,128
Foreign Pension Benefits | Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	$ 941	941	834
Service cost		6	6	5
Interest cost		17	23	23
Plan participants' contributions		1	1
Actuarial loss (gain)		96	85
Benefits paid		(33)	(30)
Plan amendments		0	6
Transfer of liabilities		0	(2)
Other adjustments		0	11
Special termination benefit		0	0
Settlements / curtailment (gain)		(37)	(13)
Foreign currency exchange rates		38	20
Reclassification of obligation to held for sale		0	0
Benefit obligation, end of year		1,029	941	$ 834
Accumulated benefit obligation, end of year		$ 987	$ 902